Common Stock	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Common Stock
12.	COMMON STOCK

The following were Common Stock transactions during the year ended December 31, 2019:

Shares and Warrants Issued as Part of the Company’s Underwritten Public Offering

On April 4, 2019, we entered into an Underwriting Agreement (the “Underwriter Agreement”) with A.G.P./Alliance Global Partners, as representative of the several underwriters named therein (the “Underwriter” or “AGP”), relating to a firm commitment public offering (the “Public Offering”) of 6,389,776 units (the “Units”) consisting of an aggregate of (i) 6,389,776 shares (the “Firm Shares”) of Common Stock, and (ii) warrants to purchase up to 6,389,776 shares of Common Stock (the “Firm Warrants”; and the shares of Common Stock issuable from time to time upon exercise of the Firm Warrants, the “Firm Warrant Shares”), at a public offering price of $3.13 per Unit. Pursuant to the Underwriting Agreement, we also granted the Underwriter an option, exercisable for 45 days, to purchase up to 958,466 additional Units, consisting of an aggregate of (x) 958,466 shares of Common Stock (the “Option Shares”; and, together with the Firm Shares, the “Shares”) and (y) warrants to purchase up to 958,466 shares of Common Stock (the “Option Warrants”; and together, with the Firm Warrants, the “Warrants”; and the shares of Common Stock issuable from time to time upon exercise of the Option Warrants, the “Option Warrant Shares”; and, together with the Firm Warrant Shares, the “Warrant Shares”). The Warrants have an initial per share exercise price of $3.443, subject to customary adjustments, are exercisable immediately, and will expire five years from the date of issuance, or April 9, 2024.

On April 9, 2019, we closed the Public Offering and issued 6,389,776 Units, consisting of an aggregate of 6,389,776 Firm Shares and Firm Warrants to purchase up to an aggregate of 6,389,776 Firm Warrant Shares. In connection with the closing, the Underwriter partially exercised its over-allotment option and purchased an additional 159,820 Units, consisting of an aggregate of 159,820 Option Shares and Option Warrants to purchase up to an aggregate of 159,820 Option Warrant Shares. In the aggregate, we issued 6,549,596 shares of common stock and received net proceeds of approximately $18,525,000, net of underwriting commissions and other offering expenses in the aggregate of $2,138,000. Included in the offering expenses were $162,000 in various legal and professional expenses that were incurred and paid in fiscal 2018 and accounted for as a deferred offering costs as of December 31, 2018. This amount was derecognized upon close of the public offering in April 2019 and was recorded as a reduction to paid in capital.

In connection with the Public Offering, we also issued the Underwriter warrants to purchase up to 319,488 shares of our Common Stock (the “Underwriter Warrants”), at an exercise price of $3.913. The Underwriter Warrants are exercisable at any time, and from time to time, in whole or in part, during the four-year period commencing one year from the effective date of the Registration Statement.

Shares Issued for the Acquisition of Verb Direct – In April 2019, we issued 3,327,791 shares of Common Stock with a fair value of $7,820,000 as part of our acquisition of Verb Direct. See Note 3, Acquisition of Verb Direct, for additional information.

Shares Issued for Services – During the year ended December 31, 2019, the Company issued 579,334 shares of Common Stock to vendors for services rendered with a fair value of $1,162,000. These shares of Common Stock were valued based on the market value of the Company’s Common Stock price at the issuance date or the date the Company entered into the agreement related to the issuance.

Shares Issued Upon Issuance of Convertible Note – During the year ended December 31, 2019, the Company issued to a note holder 25,272 shares of Common Stock with a fair value of $182,000 as an inducement for the issuance of a note payable. See Note 9, Convertible Notes Payable, for additional information.

Conversion of Notes Payable – During the year ended December 31, 2019, the Company issued 780,619 shares of Common Stock upon conversion of notes payable and accrued interest. See Note 6, Notes Payable, and Note 9, Convertible Notes Payable, for additional information.

Conversion of Accounts Payable – On April 30, 2019, the Company converted accounts payable in the amount of $10,000 into 4,142 shares of Common Stock with a fair value of $10,000 at the date of conversion.

The following were Common Stock transactions during the year ended December 31, 2018:

Shares Issued from Stock Subscription – The Company issued stock subscription to investors. For the year ended December 31, 2018, the Company issued 1,163,938 shares of Common Stock for net proceeds of $2,979,000. The proceeds were used to pay off debt and for operations.

Shares Issued for Services – During the year ended December 31, 2018, the Company issued 319,345 shares of Common Stock to employees and vendors for services rendered with a fair value of $1,546,000. These shares of Common Stock were valued based on market value of the Company’s stock price at the date of grant or agreement. Included in these issuances were 300,000 shares of Common Stock with a fair value of $1,539,000 granted to officers and a director of the Company for services rendered.

Shares Issued from Conversion of Note Payable – During the year ended December 31, 2018, the Company issued 1,243,189 shares of Common Stock upon conversion of notes payable and accrued interest.

Shares Issued Upon Issuance of Convertible Note – In October 2018, the Company granted a note holder 96,667 shares of Common Stock with a fair value of $595,000 as an inducement for the issuance of a note payable. See Note 9, Convertible Notes Payable, to these audited consolidated financial statements.

Shares Issued for Accrued Officer’s Salary – On March 28, 2018, the Company converted $582,000 of the Chief Executive Officer’s accrued salary into 27,148 shares of Common Stock with a fair value of $582,000 at the date of conversion.

Shares Issued Upon Exercise of Put Option – In January and February 2018, the Company provided put notices to Kodiak and issued 203,207 shares of Common Stock in exchange for cash of $1,000,000. As part of the put option agreement, the Company also granted Kodiak the prorated warrants to purchase up to 133,333 shares of Common Stock at $3.75 per share.

Shares Repurchased. For the year ended December 31, 2018, the Company repurchased 46,668 shares of Common Stock from investors for $20,000.